UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                -------------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      FrontPoint Partners, L.P.
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Address:   Two Greenwich Plaza
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           Greenwich, Connecticut 06830
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Form 13F File Number: 28-10354
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   TA McKinney
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Title:  Authorized Signatory
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Phone:  203-622-5467
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Signature, Place, and Date of Signing:

/s/ TA McKinney                    Greenwich, Connecticut             11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                          -------------

Form 13F Information Table Entry Total:               9
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Form 13F Information Table Value Total:  $      226,323
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number             Name


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIRGAS INC                   COM            009363102    1,596    25,000 SH  CALL SOLE       0           25,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM            256743105      788    14,000 SH       SOLE       0           14,000      0    0
ENZON PHARMACEUTICALS INC    COM            293904108    1,056   150,000 SH       SOLE       0          150,000      0    0
FOREST OIL CORP              COM PAR $0.01  346091705      864    60,000 SH  CALL SOLE       0           60,000      0    0
HARVEST NATURAL RESOURCES IN COM            41754V103    1,157   135,000 SH       SOLE       0          135,000      0    0
SOUTHERN UN CO NEW           COM            844030106    2,231    55,000 SH       SOLE       0           55,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103  214,985 1,900,000 SH  PUT  SOLE       0        1,900,000      0    0
WILLIAMS COS INC DEL         COM            969457100    1,460    60,000 SH       SOLE       0           60,000      0    0
YAHOO INC                    COM            984332106    2,186   166,000 SH       SOLE       0          166,000      0    0